Employee Benefit Plans - Narrative (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) plan	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Compensation and Retirement Disclosure [Abstract]
Number of defined contribution retirement plans | plan			3
Costs associated with shared plans	$ 0.1	$ 0.8	$ 1.5	$ 3.7	$ 4.0
Costs associated with shared plans			$ 1.6	1.0	$ 0.8
Amortization of gains and losses in excess of specified percentage (as a percent)			10.00%
Multiemployer Plans, Withdrawal Obligation			$ 13.2
Multiemployer plan, number of withdrawal obligation quarterly payments			48
Multiemployer plan, withdrawal obligation quarterly installment payment amount			$ 0.5
Number of defined benefit pension plans | plan			2
Pension obligations assumed	55.6
Plan assets	34.1
Post-retirement medical obligations	6.8
Net transfer	28.3
After-tax deferred gain on pension obligations	$ 6.1
Pension Plans
Compensation and Retirement Disclosure [Abstract]
Amounts in accumulated other comprehensive income that are expected to be recognized as components of net periodic benefit cost during the next fiscal year			$ 1.2
Estimated future employer contributions			3.0
Expected future company paid claims			10.6
Accumulated benefit obligation			176.3	194.1
Plan assets			$ 0.0	0.0
Postretirement Health and Other Plans
Compensation and Retirement Disclosure [Abstract]
Annual rate of increase in the per capita cost of covered health care benefits assumed for measurement purposes (as a percent)			6.70%
Ultimate health care cost trend rate (as a percent)			4.50%
Expected future company paid claims			$ 0.2
Plan assets			$ 0.0	$ 0.0